Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended
	Apr. 29, 2021 [1]	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Applied Finance Valuation Large Cap ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,395	$ 9,592.74	$ 12,143.88	$ 15,030.08
Morningstar US Market Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,182.67	$ 9,009.93	$ 11,391.88	$ 14,136.28

[1]	Inception